Debt - Narrative (Details) - USD ($)		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 15, 2026	May 15, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 10, 2026	Feb. 24, 2026	Dec. 13, 2024	Dec. 13, 2023	Jun. 30, 2018
Debt Instrument [Line Items]
Restricted Cash			$ 220,000	$ 0
Debt Instrument, Periodic Payment, Interest			$ 1,789,000	1,703,000
Common stock, par or stated value per share (in dollars per share)			$ 0.001		$ 0.001
Loss on Embedded Derivative			$ (22,000)
Gain on Embedded Derivative				2,143,000
The Credit Facility Maturing On January 2028 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 15,000,000			$ 50,000,000
Revolver | Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of Lines of Credit		$ 4,608,000
Line of Credit, Current			0		$ 3,000,000
Revolver | Revolver | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Cash Collateral for Borrowed Securities						$ 1,390,000
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount									$ 65,000,000
Debt instrument, cash interest rate									5.00%
Debt instrument, paid in kind interest rate									5.00%
Paid-in-Kind notes issued	$ 1,789,000		8,556,000		6,767,000
Debt instrument, initial conversion price								$ 1.214
Common stock, par or stated value per share (in dollars per share)									$ 0.001
Derivative, underlying investment, fair value									$ 14,740,000
Loss on Embedded Derivative			(22,000)
Gain on Embedded Derivative				$ 2,143,000
Embedded Derivative, Fair Value of Embedded Derivative, Net			164,000		142,000
Long-Term Debt, Fair Value			$ 48,373,000		$ 54,565,000